Subsequent event (Details) $ in Thousands, $ in Thousands	Apr. 21, 2021 MXN ($)	Apr. 16, 2021 MXN ($)	Apr. 19, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Subsequent event
Principal amount				$ 42,592		$ 40,790		$ 49,563
Long-term debt					$ 4,510,388		$ 4,543,609		$ 4,584,594
Debt Maturing on April 10, 2026 and April 7, 2028
Subsequent event
Principal amount		$ 3,500,000
Debt Maturing on April 10, 2026
Subsequent event
Principal amount		$ 1,000,000
Term of loan		5 years
Interest rate basis		28-day TIIE
Spread on interest rate basis		0.75%
Debt Maturing on April 7, 2028
Subsequent event
Principal amount		$ 2,500,000
Interest rate (as a percent)		7.83%
Term of loan		7 years
Debt Maturing on June 2021
Subsequent event
Long-term debt			$ 3,000,000
Declaration of Dividend
Subsequent event
Cash dividend approved	$ 2,000